Long-Term Time Deposits and Held-to-Maturity Investments - Summary of Classification of Long Term Time Deposits and Held-to-Maturity Investments (Detail) - Long Term Investments - Corporate Debt Securities
¥ in Millions, $ in Millions
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Cost or amortized cost less allowance for credit losses	¥ 98,535		¥ 24,666
Gross unrecognized holding gains	1,290		261
Gross unrecognized holding losses	(756)		(55)
Fair value	¥ 99,069	$ 13,572	¥ 24,872